INVESTMENTS (Tables)	12 Months Ended
Jun. 30, 2026
EBP Japan
EBP, Schedule of Asset Held for Investment [Line Items]
Summary Of Investments Held By The Plan
The investments as of June 30, 2026, 2025 and 2024, and the related unrealized fair value gain (loss) and unrealized foreign exchange gain (loss) for the years ended June 30, 2026, 2025 and 2024, were as follows:

	2026	2025	2024
Number of shares	943,306	994,167	1,060,102
Cost	¥21,771,245,332	¥26,308,145,092	¥23,463,946,070
Unrealized fair value gain (loss)	(2,270,651,286)	(845,369,895)	2,175,341,330
Unrealized foreign exchange gain (loss)	2,962,228,724	(2,526,043,751)	2,520,906,356
Market value	¥22,462,822,770	¥22,936,731,446	¥28,160,193,757
The realized gain (loss) on sale of stock for the years ended June 30, 2026, 2025 and 2024, was determined as follows:

	2026	2025	2024
Proceeds on sale of shares	¥3,029,689,690	¥3,592,011,406	¥3,692,450,006
Cost	3,202,696,961	3,522,418,823	3,549,892,766
Realized fair value gain (loss)	(¥173,007,271)	¥69,592,583	¥142,557,240